UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Advertising, Public Relations, and Related Services - 2.5%
20,141	Omnicom Group, Inc.	$1,669,689
Animal Slaughtering and Processing - 4.8%
66,900	Pilgrim's Pride Corp. (a)	1,466,448
26,895	Tyson Foods, Inc.	1,684,434
		3,150,882
Clothing Stores - 10.4%
31,795	L Brands, Inc.	1,713,433
40,196	Nordstrom, Inc.	1,922,575
73,507	The Gap, Inc.	1,616,419
89,212	Urban Outfitters, Inc. (a)	1,653,990
		6,906,417
Communications Equipment Manufacturing - 4.7%
51,450	Cisco Systems, Inc.	1,610,385
19,654	InterDigital, Inc.	1,519,254
		3,129,639
Computer and Peripheral Equipment Manufacturing - 4.9%
10,468	Apple, Inc. (c)	1,507,602
58,586	Teradata Corp. (a)	1,727,701
		3,235,303
Cut and Sew Apparel Manufacturing - 5.2%
19,260	Carter's, Inc.	1,713,177
47,540	Michael Kors Holdings Ltd. (a)(b)	1,723,325
		3,436,502
Department Stores - 2.6%
45,001	Kohl's Corp.	1,740,189
Electronics and Appliance Stores - 4.8%
27,389	Best Buy Co., Inc.	1,570,211
73,791	GameStop Corp. Class A	1,594,624
		3,164,835
Employment Services - 5.3%
15,994	Manpowergroup, Inc.	1,785,730
35,325	Robert Half International, Inc.	1,693,127
		3,478,857
Food Products - 2.3%
13,166	Sanderson Farms, Inc.	1,522,648
Health and Personal Care Stores - 7.8%
20,802	CVS Health Corp.	1,673,729
26,939	Express Scripts Holding Co. (a)	1,719,786
88,871	Sally Beauty Holdings, Inc. (a)	1,799,638
		5,193,153

Home Furnishings Stores - 4.8%
48,088	Bed Bath & Beyond, Inc.	1,461,875
35,532	Williams-Sonoma, Inc.	1,723,302
		3,185,177
Insurance Carriers - 7.5%
20,953	Centene Corp. (a)	1,673,725
6,958	Humana, Inc.	1,674,234
9,080	WellCare Health Plans, Inc. (a)	1,630,405
		4,978,364
Motor Vehicle Body and Trailer Manufacturing - 2.5%
85,507	Gentex Corp.	1,622,068
Motor Vehicle Manufacturing - 2.5%
47,360	General Motors Co.	1,654,285
Motor Vehicle Parts Manufacturing - 2.3%
10,639	Lear Corp.	1,511,589
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.4%
17,679	Masimo Corp. (a)	1,611,971
Newspaper, Periodical, Book, and Directory Publishers - 5.0%
113,969	TEGNA, Inc.	1,642,293
58,968	Twenty-First Century Fox, Inc.	1,671,153
		3,313,446
Other Furniture Related Product Manufacturing - 2.7%
33,939	Tempur Sealy International, Inc. (a)	1,812,003
Other General Merchandise Stores - 4.8%
33,022	Big Lots, Inc.	1,594,963
29,857	Target Corp.	1,561,222
		3,156,185
Pharmaceutical and Medicine Manufacturing - 5.2%
25,285	Gilead Sciences, Inc.	1,789,672
12,687	United Therapeutics Corp. (a)	1,645,885
		3,435,557
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.6%
20,524	LyondellBasell Industries NV (b)	1,732,020
Shoe Stores - 2.2%
29,415	Foot Locker, Inc.	1,449,571
	TOTAL COMMON STOCKS
	(Cost $67,198,491)	$66,090,350
	TOTAL INVESTMENTS - 99.8%
	(Cost $67,198,491)	$66,090,350
	Other Assets in Excess of Liabilities - 0.2%	120,857
	TOTAL NET ASSETS - 100.0%	$66,211,207

Percentages are stated as a percent of net assets.
(a) Non-income producing securities.
(b) Foreign Issue Security.
(c) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $144,020.

ValueShares International Quantitative Value ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Australia - 7.4%
53,409	Caltex Australia Ltd.	$1,297,592
352,629	Fortescue Metals Group Ltd.	1,414,777
363,812	Qantas Airways Ltd.	1,599,456
		4,311,825
Cayman Islands - 2.5%
1,446,895	WH Group Ltd.	1,460,340
Finland - 2.1%
30,745	Neste Oyj	1,211,133
France - 6.4%
25,360	Faurecia	1,288,073
59,952	Peugeot SA	1,195,904
13,643	Renault SA	1,234,904
		3,718,881
Hong Kong - 2.1%
116,025	China Mobile Ltd.	1,231,218
Japan - 60.7%
22,400	ABC-MART, Inc.	1,316,417
68,300	Alfresa Holdings Corp.	1,315,902
110,500	Daicel Corp.	1,372,469
35,200	Fuji Heavy Industries Ltd.	1,184,860
58,200	Fujitsu General Ltd.	1,347,435
526,700	GungHo Online Entertainment, Inc.	1,353,335
108,800	Haseko Corp.	1,319,433
31,400	Hitachi High-Technologies Corp.	1,217,195
228,000	Hitachi Ltd.	1,397,495
186,000	KAJIMA CORP.	1,567,708
20,600	KAKEN PHARMACEUTICAL CO., LTD.	1,122,721
47,700	KDDI Corp.	1,261,680
81,700	KINDEN Corp.	1,314,754
23,600	Koito Manufacturing Co., Ltd.	1,212,785
39,400	Namco Bandai Holdings, Inc.	1,341,649
74,200	Nippon Television Holdings, Inc.	1,245,518
133,900	Nissan Motor Co., Ltd.	1,330,964
109,000	NOF Corp.	1,385,819
127,200	Obayashi Corp.	1,493,943
72,200	Sekisui Chemical Co., Ltd.	1,290,902
75,900	Sekisui House Ltd.	1,335,799
9,200	Shimamura Co., Ltd.	1,125,512
128,000	Shimizu Corp.	1,355,395
37,400	SUZUKEN CO., LTD.	1,240,294
162,000	Taisei Corp.	1,477,768
140,000	TOSOH CORP.	1,432,674
59,800	Toyota Boshoku Corp.	1,120,768
		35,481,194

Netherlands - 2.1%
266,006	PostNL NV	1,241,710
Norway - 2.1%
71,723	Marine Harvest ASA	1,227,635
United Kingdom - 13.7%
160,695	Barratt Developments PLC	1,179,396
479,275	Centrica PLC	1,249,718
154,106	Crest Nicholson Holdings PLC	1,050,750
279,705	Kingfisher PLC	1,095,461
39,906	Persimmon PLC	1,165,298
164,416	Redrow PLC	1,171,371
480,716	Taylor Wimpey PLC	1,103,209
		8,015,203
	TOTAL COMMON STOCKS
	(Cost $53,294,577)	$57,899,139
	TOTAL INVESTMENTS - 99.1%
	(Cost $53,294,577)	$57,899,139
	Other Assets in Excess of Liabilities - 0.9%	553,721
	TOTAL NET ASSETS - 100.0%	$58,452,860

Percentages are stated as a percent of net assets.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Aerospace Product and Parts Manufacturing - 2.1%
13,742	KLX, Inc. (a)	$687,100
Auto Components - 2.2%
33,309	Dana Holding Corp.	743,790
Business Support Services - 1.9%
39,868	Hostess Brands, Inc. (a)	641,875
Chemical and Allied Products Merchant Wholesalers - 1.9%
21,511	Univar, Inc. (a)	628,121
Colleges, Universities, and Professional Schools - 2.0%
8,726	Grand Canyon Education, Inc. (a)	684,206
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.0%
6,084	United Rentals, Inc. (a)	685,728
Communications Equipment - 1.9%
8,201	InterDigital, Inc.	633,937
Computer and Peripheral Equipment Manufacturing - 5.8%
4,672	Arista Networks, Inc. (a)	699,819
35,463	HP, Inc.	619,893
15,776	Seagate Technology PLC (b)	611,320
		1,931,032
Data Processing, Hosting, and Related Services - 1.9%
8,947	Wix.com Ltd. (a)(b)	622,711
Depository Credit Intermediation - 10.2%
28,859	Bank of America Corp.	700,119
19,467	Citizens Financial Group, Inc.	694,583
14,089	Hancock Holding Co.	690,361
3,752	SVB Financial Group (a)	659,564
8,795	Texas Capital Bancshares, Inc. (a)	680,733
		3,425,360
Household Appliance Manufacturing - 1.8%
7,145	iRobot Corp. (a)	601,180
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 1.8%
27,686	Entegris, Inc. (a)	607,708
Insurance Carriers - 2.0%
18,434	Essent Group Ltd. (a)(b)	684,639
Internet Software & Services - 1.8%
2,355	MercadoLibre, Inc.	590,822
Investigation and Security Services - 2.2%
10,874	Brink's Co/The	728,558
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.7%
7,294	Cognex Corp.	619,261
7,854	Masimo Corp. (a)	716,128
19,179	Teradyne, Inc.	575,945
		1,911,334

Other Financial Investment Activities - 2.0%
9,624	Evercore Partners, Inc. Class A	678,492
Other Telecommunications - 2.2%
19,741	RingCentral, Inc. (a)	721,534
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.8%
16,086	The Chemours Co.	609,981
Pharmaceutical and Medicine Manufacturing - 5.4%
12,153	Clovis Oncology, Inc. (a)	1,137,885
4,096	IDEXX Laboratories, Inc. (a)	661,176
		1,799,061
Residential Building Construction - 2.0%
28,349	Taylor Morrison Home Corp. (a)	680,660
Scheduled Air Transportation - 2.1%
6,149	Copa Holdings SA (b)	719,433
Scientific Research and Development Services - 2.5%
33,425	Exelixis, Inc. (a)	823,258
Securities and Commodity Contracts Intermediation and Brokerage - 2.1%
15,814	Morgan Stanley	704,672
Semiconductor and Other Electronic Component Manufacturing - 17.1%
8,673	Advanced Energy Industries, Inc. (a)	561,056
61,902	Advanced Micro Devices, Inc. (a)	772,537
15,105	Applied Materials, Inc.	623,988
4,410	Lam Research Corp.	623,706
8,437	MKS Instruments, Inc.	567,810
4,865	NVIDIA Corp.	703,284
43,494	ON Semiconductor Corp. (a)	610,656
6,395	Skyworks Solutions, Inc.	613,600
6,457	Zebra Technologies Corp. Class A (a)	649,058
		5,725,695
Software Publishers - 9.4%
11,262	Aspen Technology, Inc. (a)	622,338
5,993	Autodesk, Inc. (a)	604,214
6,087	LogMeIn, Inc.	636,091
22,570	Symantec Corp.	637,603
11,039	Veeva Systems, Inc. (a)	676,801
		3,177,047
Spring and Wire Product Manufacturing - 2.1%
12,082	Barnes Group, Inc.	707,159
Travel Arrangement and Reservation Services - 2.0%
24,740	ILG, Inc.	680,103
Traveler Accommodation - 2.0%
5,793	Marriott Vacations Worldwide Corp.	682,126
	TOTAL COMMON STOCKS
	(Cost $33,291,413)	$33,517,322
	TOTAL INVESTMENTS - 99.9%
	(Cost $33,291,413)	$33,517,322
	Other Assets in Excess of Liabilities - 0.1%	23,191
	TOTAL NET ASSETS - 100.0%	$33,540,513

Percentages are stated as a percent of net assets.
(a) Non-Income producing security.
(b) Foreign Issue Security.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Australia - 4.9%
169,700	Downer EDI Ltd.	$836,063
214,375	Qantas Airways Ltd.	942,474
		1,778,537
European Union - 2.3%
37,075	Fevertree Drinks PLC	823,320
Finland - 6.7%
23,690	Metso OYJ	821,468
12,564	Orion OYJ	802,165
99,976	Outokumpu OYJ	798,173
		2,421,806
France - 6.9%
3,794	BioMerieux	821,165
6,064	Ipsen SA	830,083
2,457	Kering	836,829
		2,488,077
Germany - 6.8%
4,313	Adidas AG	826,354
11,576	Covestro AG	835,735
5,712	MTU Aero Engines AG	805,711
		2,467,800
Hong Kong - 4.5%
144,321	Galaxy Entertainment Group Ltd.	876,191
89,380	The Wharf Holdings Ltd.	740,688
		1,616,879
Italy - 2.2%
14,683	EXOR N.V.	794,741
Japan - 32.5%
34,400	BROTHER INDUSTRIES, Ltd.	793,058
16,900	Furukawa Electric Co Ltd.	751,278
27,800	Hitachi Chemical Co., Ltd.	828,006
28,300	Idemitsu Kosan Co., Ltd.	802,641
47,000	Minebea Co.	754,257
39,000	Mitsubishi Gas Chemical Co., Inc.	823,516
211,000	Mitsui Mining & Smelting Co., Ltd.	823,552
13,100	Morinaga & Co., Ltd.	743,081
2,600	Nintendo Co., Ltd.	871,020
10,100	Rohm Co., Ltd.	774,954
10,700	SCREEN Holdings Co., Ltd.	713,492
47,600	Sumco Corp.	688,555
5,400	Tokyo Electron Ltd.	727,842
87,000	TOSOH CORP.	890,304
37,300	Yaskawa Electric Corp.	789,609
		11,775,165

Jersey - 4.7%
285,986	boohoo.com plc (a)	864,164
222,556	Glencore PLC	832,505
		1,696,669
Netherlands - 2.0%
50,125	STMicroelectronics NV	720,210
Norway - 2.2%
59,203	Subsea 7 S.A.	796,346
Sweden - 9.0%
30,082	Boliden AB	820,902
15,943	Saab AB	787,243
52,262	Sandvik AB	821,954
49,050	Volvo AB	836,063
		3,266,162
United Kingdom - 15.0%
10,050	ASOS PLC (a)	752,526
105,300	Electrocomponents PLC	791,348
191,820	G4S PLC	815,469
201,141	Hastings Group Holdings PLC	822,347
142,409	JD Sports Fashion PLC	649,185
259,718	Melrose Industries PLC	820,308
23,950	Spectris PLC	787,020
		5,438,203
	TOTAL COMMON STOCKS
	(Cost $34,311,133)	$36,083,915
	TOTAL INVESTMENTS - 99.7%
	(Cost $34,311,133)	$36,083,915
	Other Assets in Excess of Liabilities - 0.3%	114,213
	TOTAL NET ASSETS - 100.0%	$36,198,128

Percentages are stated as a percent of net assets.
(a) Non-Income producing security.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.5%
217,857	ValueShares U.S. Quantitative Value ETF	$5,547,903
201,534	ValueShares International Value ETF	6,041,324
224,286	MomentumShares U.S. Quantitative Momentum ETF	5,572,341
253,433	MomentumShares International Quantitative Momentum ETF	6,552,586
	TOTAL INVESTMENT COMPANIES (Cost $23,701,384)	$23,714,154

	TOTAL INVESTMENTS (Cost $23,701,384) - 99.5%	$23,714,154
	Other Assets in Excess of Liabilities - 0.5%	128,375
	TOTAL NET ASSETS - 100.0%	$23,842,529

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2017:

	ValueShares U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$66,090,350	$-	$-	$66,090,350
Total Investments in Securites	$66,090,350	$-	$-	$66,090,350

	ValueShares International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$57,899,139	$-	$-	$57,899,139
Total Investments in Securites	$57,899,139	$-	$-	$57,899,139

	MomentumShares U.S. Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,517,322	$-	$-	$33,517,322
Total Investments in Securites	$33,517,322	$-	$-	$33,517,322

	MomentumShares International Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,083,915	$-	$-	$36,083,915
Total Investments in Securites	$36,083,915	$-	$-	$36,083,915

	Alpha Architect Value Momentum Trend ETF
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$23,714,154	$-	$-	$23,714,154
Total Investments in Securites	$23,714,154	$-	$-	$23,714,154
* For further detail on each asset class, see the Schedule of Investments.

The unaudited cost basis of investments for federal income tax purposes at June 30, 2017 (unaudited) was as follows*:

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF

Cost of investments	$67,198,491	$53,294,577

Gross unrealized appreciation	$3,705,626	$6,070,927
Gross unrealized depreciation	$(4,813,767)	$(1,466,366)
Net unrealized appreciation/(depreciation)	$(1,108,141)	$4,604,562

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF

Cost of investments	$33,291,413	$34,311,133

Gross unrealized appreciation	$1,706,903	$2,930,008

Gross unrealized depreciation	$(1,480,994)	$(1,157,226)
Net unrealized appreciation/(depreciation)	$225,909	$1,772,782

Alpha Architect Value Momentum Trend ETF

Cost of investments	$23,701,384

Gross unrealized appreciation	$109,682
Gross unrealized depreciation	$(96,912)
Net unrealized appreciation/(depreciation)	$12,770

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title) /s/ Wesley R. Gray
                                          Wesley R. Gray, Principal Executive Officer, President

Date  August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date  August 16, 2017

By (Signature and Title)  /s/ John R. Vogel
                                            John R. Vogel, Principal Financial Officer, Treasurer

Date   August 16, 2017